SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION
10	SHARE BASED COMPENSATION

The Company maintains an Omnibus Incentive Equity Plan ("OEIP") for certain employees and consultants. The plan was approved at an annual and special meeting of shareholders on November 27, 2020. At the annual and special meeting of shareholders of the Company held on April 28, 2021, the shareholders approved the increase in the number of Common Shares available for issuance as awards under the plan from 3,180,000 to 3,965,000.

The following is a continuity of the Company’s equity incentive plans:

	DSU	RSU	FSO
				Weighted
	Outstanding	Outstanding	Outstanding	Average
	DSU Units	RSU Units	FSO Options	Exercise
	(Number of	(Number of	(Number	Price / Share
	of shares)	of shares)	of shares)	CAD
Balance as at January 1, 2020	408,000	—	745,576	6.02
Granted	80,000	210,000	818,858	7.28
Exercised	(50,000)	—	(11,667)	2.30
Expired	—	—	(750)	44.86
Forfeited / Cancelled	(318,000)	—	(323,607)	7.91
Balance as at December 31, 2020	120,000	210,000	1,228,410	6.37

Granted	178,800	75,000	1,141,364	13.65
Exercised	—	(50,000)	(132,220)	7.08
Forfeited / Cancelled	(51,855)	—	(421,252)	14.76
Balance as at December 31, 2021	246,945	235,000	1,816,302	8.95

10	SHARE BASED COMPENSATION (CONTINUED)

The following table summarizes information about the outstanding share options as at December 31, 2021:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	Options	Remaining	Exercise	Options	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	254,060	3	3.02	182,930	3.17
5.01 - 5.60	200,000	2	5.60	200,000	5.60
5.61 - 7.80	632,858	4	7.80	632,858	7.80
7.81 - 33.30	729,384	8	12.93	174,500	14.20
	1,816,302	5	8.95	1,190,288	7.66

The following table summarizes information about the outstanding share options as at December 31, 2020:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	Options	Remaining	Exercise	Options	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	269,000	4	2.98	120,983	3.48
5.01 - 5.60	225,000	3	5.60	166,667	5.60
5.61 - 7.80	732,858	5	7.80	732,858	7.80
7.81 - 33.30	1,552	5	33.31	1,552	33.31
	1,228,410	4	6.37	1,022,060	6.97

During the year ended December 31, 2021, a share-based compensation charge of EUR 1,623 has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2020: EUR 2,159) in relation to the fixed stock options.

During the year ended December 31, 2021, the Company granted 1,141,364 share options, (year ended December 31, 2020: 818,858 share options) with a weighted average exercise price of CAD 13.65 (year ended December 31, 2020 CAD 7.28) and a fair value of EUR 5,422 (year ended December 31, 2020: EUR 2,234). The assumptions used to measure the grant date fair value of FSO options under the Black-Scholes valuation model were as follows:

	2021	2020
Expected dividend yield (%)	0.0	0.0
Expected share price volatility (%)	63.4 - 64.3	65.0 - 85.8
Risk-free interest rate (%)	0.8 - 1.3	0.2 - 0.4
Expected life of options (years)	4.5 - 5.0	0.9 - 5.0
Share price (CAD)	6.88 - 14.04	3.00 - 8.20
Forfeiture rate (%)	0.0	0.0

10	SHARE BASED COMPENSATION (CONTINUED)

During the year ended December 31, 2021, 132,220 Common Shares, were issued upon exercise of fixed stock options (year ended December 31, 2020: 11,667). Upon exercise of fixed stock options, for the year ended December 31, 2021, EUR 347 (the year ended December 31, 2020: EUR 9) was transferred from contributed surplus to share capital in the consolidated statements of changes in equity. Cash proceeds upon exercise of fixed stock options during the year ended December 31, 2021, totalled EUR 636 (year ended December 31, 2020: EUR 18).

Deferred Share Units

Exercises of grants may only be settled in shares, and only when the employee or consultant has left the Company. Under the plan, the Company may grant options of its shares at nil cost that vest immediately.

During the year ended December 31, 2021, 178,800 DSUs,  (year  ended December  31, 2020: 80,000 DSUs), were granted with a fair value of between CAD 6.88 and CAD 21.80 per unit (year ended December 31, 2020: CAD 8.20) determined as the share price on the date of grant.

During the year ended December 31, 2021, a share-based compensation charge of EUR 1,561 has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2020: EUR 427) in relation to the deferred share units.

During the year ended December 31, 2021, nil Common Shares were issued upon exercise of DSUs (year ended December 31, 2020: 50,000 Common Shares were issued upon exercise of 50,000 DSUs). For the year ended December 31, 2020, upon exercise of DSUs, EUR 219 was transferred from contributed surplus to share capital in the consolidated statements of changes in equity.

Restricted Share Units

During the year ended December 31, 2021, 75,000 RSUs, were granted (year ended December 31, 2020: 210,000), with a fair value of CAD 21.80 per unit (year ended December 31, 2020: CAD 7.47 – CAD 8.20 per unit) determined as the share price on the date of grant.

During the year ended December 31, 2021, a share-based compensation charge of EUR 1,483 EUR has been recognized in the consolidated statements of loss and comprehensive loss (the year ended December 31, 2020: EUR 377) in relation to the RSUs.

During the year ended December 31, 2021, 50,000 Common Shares were issued upon exercise of 50,000 RSUs (year ended December 2020: nil). Upon exercise of RSUs, EUR 267 was transferred from contributed surplus to share capital in the consolidated statements of changes in equity.